Share-Based Compensation (Valuation Assumptions) (Details) - First Portion - 2008 plan - Restricted Stock Units (RSUs)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2018 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.39%
Historical volatility factor	19.00%
2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.43%
Historical volatility factor		20.00%
2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.01%
Historical volatility factor			19.00%